Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue

6.	Revenue

Disaggregation of revenue

The Company derives revenue from the transfer of goods and services at a point in time in the following categories and regions:

	Year ended December 31, 2025
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	4,604	-	4,604
Germany	2,378	-	2,378
United Kingdom	-	457	457
Other	55	4	59
	7,037	461	7,498

	Year ended December 31, 2024
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	6,691	-	6,691
Germany	1,360	-	1,360
Colombia	300	-	300
United Kingdom	-	976	976
Other	141	119	260
	8,492	1,095	9,587

	Year ended December 31, 2023
	Active Ingredients	Biopharmaceutical	Total
	$	$	$
United States	3,416	-	3,416
Germany	3,563	-	3,563
Other	164	-	164
	7,143	-	7,143

Revenues of approximately $6,302 (2024 – $7,593 and 2023 - $6,337) are derived from a single customer.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023

(in thousands of US dollars, except share and per share data and where otherwise noted)

Deferred revenue

The deferred revenue balance primarily relates to the advance consideration received in the form of non-refundable non-creditable upfront payment and milestone payments relating to list price approvals of Ghryvelin™ in the United Kingdom, Spain and Germany as per an exclusive licensing agreement for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom and an exclusive supply agreement for a period of ten years, subject to renewal, to supply such Licensed Product.

Revenue for this contract will be recognized based on units of Licensed Product supplied. The total units that the Company expects to supply pursuant to the Pharmanovia Agreement is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgement that will be relied upon when using the outputs method to recognize revenue. The Company expects to recognize the balance of the deferred revenue over the remaining period of eight years, subject to extension based on the outcome of the ongoing clinical development related to the Pediatric Indication and related patent application initiatives.

During the year ended December 31, 2024, the Company deferred indefinitely future material investments in the development of macimorelin for the diagnosis of CGHD. This decision resulted in a reduction of future product sales to Pharmanovia, and consequently, the Company recognized expected breakage of $715 in proportion to the pattern of sales.

For the year ended December 31, 2025, the Company recognized $15 (2024 - $845) respectively as revenue, from the deferred revenue balance.

Liabilities related to contracts with customers

The Company has recognized the following deferred revenue balances related to contracts with customers:

	December 31, 2025
	Current	Non-Current	Total
	$	$	$
Pharmanovia	-	999	999
NK Meditech Limited	-	50	50
Davimed GmbH	9	-	9
	9	1,049	1,058

	December 31, 2024
	Current	Non-Current	Total
	$	$	$
Pharmanovia	115	875	990
NK Meditech Limited	5	39	44
	120	914	1,034